Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Document Period End Date	Jun. 30, 2024
C000206710 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalESG SMID Cap Fund
Class Name	Institutional Class
Trading Symbol	KESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/esg-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 59,276,555
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 119,076
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$59,276,555
Total number of portfolio holdings	94
Total advisory fee paid/(reimbursed)	$119,076
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Teledyne Technologies, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Descartes Systems Group, Inc.	1.6%
Globus Medical, Inc., Class A	1.6%
SPX Technologies, Inc.	1.6%
Reliance, Inc.	1.5%
Carlisle Cos., Inc.	1.5%
TD SYNNEX Corp.	1.5%
Tetra Tech, Inc.	1.5%
Barnes Group, Inc.	1.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Teledyne Technologies, Inc.	1.9%
CyberArk Software Ltd.	1.8%
Descartes Systems Group, Inc.	1.6%
Globus Medical, Inc., Class A	1.6%
SPX Technologies, Inc.	1.6%
Reliance, Inc.	1.5%
Carlisle Cos., Inc.	1.5%
TD SYNNEX Corp.	1.5%
Tetra Tech, Inc.	1.5%
Barnes Group, Inc.	1.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235563 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy CapitalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	KGROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kgrox-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 587,425
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ (88,369)
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$587,425
Total number of portfolio holdings	76
Total advisory fee paid/(reimbursed)	$(88,369)
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Wingstop, Inc.	3.4%
Globus Medical, Inc., Class A	2.7%
Informatica, Inc. - Class A	2.6%
Vertex, Inc.	2.6%
Casella Waste Systems, Inc. - Class A	2.5%
Chefs' Warehouse, Inc.	2.5%
Baldwin Insurance Group, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Tetra Tech, Inc.	2.4%
Shift4 Payments, Inc. - Class A	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Wingstop, Inc.	3.4%
Globus Medical, Inc., Class A	2.7%
Informatica, Inc. - Class A	2.6%
Vertex, Inc.	2.6%
Casella Waste Systems, Inc. - Class A	2.5%
Chefs' Warehouse, Inc.	2.5%
Baldwin Insurance Group, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Tetra Tech, Inc.	2.4%
Shift4 Payments, Inc. - Class A	2.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235565 [Member]
Shareholder Report [Line Items]
Fund Name	Kennedy Capital Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	KVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Additional Information Phone Number	(877) 882-8825
Additional Information Website	https://www.kennedycapital.com/kvalx-mutual-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 19,794,932
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ (14,786)
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$19,794,932
Total number of portfolio holdings	111
Total advisory fee paid/(reimbursed)	$(14,786)
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Stifel Financial Corp.	1.9%
Hawkins, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Bank OZK	1.7%
Carpenter Technology Corp.	1.7%
National Bank Holdings Corp. - Class A	1.6%
Insight Enterprises, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.5%
Alamo Group, Inc.	1.5%
AZZ, Inc.	1.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Stifel Financial Corp.	1.9%
Hawkins, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Bank OZK	1.7%
Carpenter Technology Corp.	1.7%
National Bank Holdings Corp. - Class A	1.6%
Insight Enterprises, Inc.	1.6%
Halozyme Therapeutics, Inc.	1.5%
Alamo Group, Inc.	1.5%
AZZ, Inc.	1.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.